Software technology development costs (Tables)	6 Months Ended
Jun. 30, 2026
Research and Development [Abstract]
Schedule of Expense of Development Costs

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025

Opening total software development costs	$21,458,933	$18,095,644	$22,392,136	$18,771,172

Software development during the period	1,828,895	1,491,680	895,692	816,153
Closing total Software development costs	$23,287,828	$19,587,325	$23,287,828	$19,587,325